Consolidated Statement of Stockholders' Equity and Comprehensive Loss (USD $) In Thousands, unless otherwise specified	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Unearned Employee Stock Ownership Plan Shares	Treasury Stock
Beginning balance at Dec. 31, 2008	$ 112,213	$ 23,384	$ 91	$ 60,687	$ 98,067	$ 2,091	$ (3,771)	$ (68,336)
Net loss	(10,796)				(10,796)
Other comprehensive loss, net of tax:
Net unrealized losses on securities available for sale	(861)					(861)
Total comprehensive loss	(11,657)
Preferred stock discount amortization	0	401		(401)
Stock compensation expense	27			27
Unearned compensation restricted stock awards	0			(2,181)				2,181
Restricted stock awards forfeited	0			127				(127)
Restricted stock awards dividend Forfeited	7				7
Amortization of restricted stock awards	373			373
Earned employee stock ownership plan shares	138			(56)			194
Preferred stock dividends	(1,163)				(1,163)
Ending balance at Dec. 31, 2009	99,938	23,785	91	58,576	86,115	1,230	(3,577)	(66,282)
Net loss	(28,978)				(28,978)
Other comprehensive loss, net of tax:
Net unrealized losses on securities available for sale	(689)					(689)
Total comprehensive loss	(29,667)
Preferred stock discount amortization	0	479		(479)
Stock compensation expense	63			63
Unearned compensation restricted stock awards	0			(2,237)				2,237
Restricted stock awards forfeited	0			178				(178)
Restricted stock awards dividend Forfeited	1				1
Amortization of restricted stock awards	370			370
Earned employee stock ownership plan shares	142			(51)			193
Preferred stock dividends	(1,300)				(1,300)
Ending balance at Dec. 31, 2010	69,547	24,264	91	56,420	55,838	541	(3,384)	(64,223)
Net loss	(11,555)				(11,555)
Other comprehensive loss, net of tax:
Net unrealized losses on securities available for sale	(70)					(70)
Total comprehensive loss	(11,625)
Preferred stock discount amortization	0	516		(516)
Stock compensation expense	29			29
Unearned compensation restricted stock awards	0			(2,700)				2,700
Restricted stock awards forfeited	0			12				(12)
Amortization of restricted stock awards	298			298
Earned employee stock ownership plan shares	112			(81)			193
Preferred stock dividends	(1,300)				(1,300)
Ending balance at Dec. 31, 2011	$ 57,061	$ 24,780	$ 91	$ 53,462	$ 42,983	$ 471	$ (3,191)	$ (61,535)